Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Borrowings

15.              Borrowings

(a)             Borrowings

	Annual financial charges		2017	2016
Foreign currency
Bonds	Note 15 (b)		20,082,588	14,216,539
Advances on exchange contracts	US dollar exchange variation + 3.52%			362,779
Export prepayment	Note 15 (d)		781,573	777,801
BNDES	Exchange variation + interest between 6.82 and 6.98			201,147
Export credit notes	Exchange variation + interest between 7.30 and 7.87		679,895	1,173,127
Working capital	US dollar exchange variation + 1.88% above Libor		883,181	1,644,487
Transactions costs			(285,657)	(199,570)
			22,141,580	18,176,310

Current liabilities			985,639	1,128,524
Non-current liabilities			21,155,941	17,047,786
Total			22,141,580	18,176,310

Local currency
Export credit notes	8.00			381,632
Export credit notes	105.00 and 108.00 of CDI	(i)	508,146	1,717,262
BNDES	TJLP + interest between 0.00 and 2.62		31,347	1,527,765
BNDES	SELIC + 2.32		22,039	602,648
BNDES	Interest between 3.50 and 7.00		132,020	288,486
BNB/ FINEP/ FUNDES/FINISA/FINAME	6.17%		486,227	580,647
FINAME	TJLP + interest between 1.90 and 6.00		2,293	1,850
Fundo de Desenvolvimento do Nordeste (FDNE)	6.5%		42,045	46,991
Other	CDI + 0.04%		655	19,321
Transactions costs			(4,931)	(11,845)
			1,219,841	5,154,757

Current liabilities			199,142	1,465,939
Non-current liabilities			1,020,699	3,688,818
Total			1,219,841	5,154,757

Foreign currency and local currency
Current liabilities			1,184,781	2,594,463
Non-current liabilities			22,176,640	20,736,604
Total			23,361,421	23,331,067

(i)                   The Company enters into swap transactions to offset the variation in the Interbank Certificate of Deposit (CDI) rate (Note 19.3.1 (a.ii)).

(b)             Bonds

		Issue amount		Interest
Issue date		US$	Maturity	(% per year)	2017	2016
September-2006		275,000	January-2017	8.00		188,325
June-2008		500,000	June-2018	7.25	440,274	433,766
May-2010		400,000	May-2020	7.00	159,341	156,985
May-2010		350,000	May-2020	7.00	1,169,732	1,152,440
October-2010		450,000	no maturity date	7.38	1,514,826	1,492,434
April-2011		750,000	April-2021	5.75	2,502,351	2,465,361
July-2011		500,000	July-2041	7.13	1,705,722	1,680,507
February-2012		250,000	April-2021	5.75	836,907	824,535
February-2012		250,000	no maturity date	7.38	841,570	829,130
May-2012		500,000	May-2022	5.38	1,668,323	1,643,662
July-2012		250,000	July-2041	7.13	852,861	840,254
February-2014	(i)	500,000	February-2024	6.45	1,697,859	1,672,760
May-2014	(ii)	250,000	February-2024	6.45	848,929	836,380
October-2017	(iii)	500,000	January-2023	3.50	1,667,025
October-2017	(iv)	1,250,000	January-2028	4.50	4,176,868
Total		6,975,000			20,082,588	14,216,539

(i)       Effective interest rate including transaction costs is 7.78% p.a.

(ii)      Effective interest rate including transaction costs is 7.31% p.a.

(iii)     Effective interest rate including transaction costs is 3.64% p.a.

(iv)     Effective interest rate including transaction costs is 4.65% p.a.

On October 4, 2017, Braskem issued US$1,750 million in Bonds (R$5,480 million), comprising US$500 million (R$1,566 million) due in January 2023 with interest of 3.5% p.a. and US$1,250 million (R$3,914 million) due in January 2028 with interest of 4.5% p.a. The issue due in 2023 was priced at 99.058% of face value, which represents a yield of 3.7% p.a., and the issue due in 2028 was priced at 98.995% of face value, which represents a yield of 4.625% p.a.

The transaction costs associated with the issuance of the Bonds in the amount of US $ 26 million were initially recorded as a reduction of liabilities so that the debt amortization during the term of the contract is by its effective interest rate.

The proceeds from the issues were used to prepay other liabilities, to fund investments and for general purposes of the Company.

(c)             Prepayment of borrowings

With the proceeds from the issues of October 4, 2017, informed in item (b) above, Braskem prepaid borrowings, as follows:

Borrowings

	Annual financial charges (%)	Prepayments
Foreign currency
Advances on exchange contracts	US dollar exchange variation + 3.52%	638,193
Export prepayment	US dollar exchange variation + semiannual Libor + 2.60%	215,145
Export credit notes	US dollar exchange variation + interest between 7.30 and 8.10	507,866
Working capital	US dollar exchange variation + 1.74% above Libor	516,101
		1,877,305

Current liabilities		1,170,061
Non-current liabilities		707,244
Total		1,877,305

Local currency
Export credit notes	8.00
Export credit notes	105.00 e 112.50 of CDI	1,028,333
BNDES	TJLP + interest between 0.00 and 3.58	1,735,186
Other	CDI + 0.04	11,305
		2,774,824

Current liabilities		139,796
Non-current liabilities		2,635,028
Total		2,774,824

Foreign currency and local currency
Current liabilities		1,309,858
Non-current liabilities		3,342,271
Total		4,652,129

(d)             Export pre-payment

	Initial amount
	of the transaction
Issue date	(US$ thousand)	Maturity	Charges (% per year)	2017	2016
January-2013	200,000	November-2022	US dollar exchange variation + semiannual Libor + 1.10	331,701	391,923
May-2016	50,000	May-2017	US dollar exchange variation + quarterly Libor + 3.25		163,564
December-2016	68,000	November-2019	US dollar exchange variation + quarterly Libor + 2.60		222,314
September-2017	135,000	March-2017	US dollar exchange variation + quarterly Libor + 1.61	449,872
Total	453,000			781,573	777,801

(e)             Payment schedule

The maturity profile of the long-term amounts is as follows:

	2017	2016

2018		2,379,757
2019	1,245,895	3,310,384
2020	2,199,869	2,442,493
2021	3,655,465	3,667,632
2022	1,801,844	1,745,936
2023	1,709,587	13,772
2024	2,539,216	2,461,086
2025	45,994	3,839
2026	44,239	1,391
2027	17,586
2028 and thereafter	8,916,945	4,710,314
Total	22,176,640	20,736,604

(f)              Guarantees

Braskem gave collateral for part of its borrowings as follows:

		Total	Total
Loans	Maturity	debt 2017	guaranteed	Guarantees

BNB	December-2022	113,759	113,759	Mortgage of plants, pledge of machinery and equipment
BNB	August-2024	187,794	187,794	Bank surety
BNDES	December-2021	185,406	185,406	Mortgage of plants, land and property, pledge of machinery and equipment
FUNDES	June-2020	79,882	79,882	Mortgage of plants, land and property, pledge of machinery and equipment
FINEP	July-2024	89,614	89,614	Bank surety
FINEP	December-2019	6,806	6,806	Bank surety, pledge of equipment and current account lockout (restricted fund).
FINAME	February-2022	4,175	4,175	Pledge of equipment
FINISA	December-2023	6,490	6,490	Bank surety
OTHER	July-2021	654	654	Pledge of equipment
Total		674,580	674,580